Investors Cash Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

--------------------------------------------------------------------------------


            We appreciate your decision to invest in Investors Cash Trust. To provide you with an update of the fund portfolios' performance, on the following pages you'll find the Investors Cash Trust annual report for the year ended March 31,1999.

Briefly, for the past year the funds' Government Securities Portfolio and Treasury Portfolio registered solid performance and achieved their objective of providing maximum current income from high quality money market securities while maintaining the stability of principal. Additionally, the portfolios' securities maintained their "AAA" rating from Standard and Poor's Corporation.

ECONOMIC REVIEW AND OUTLOOK
The U.S. economy continued to grow, as low inflation and low unemployment figures boosted consumer confidence. Meanwhile, the international uncertainty that caused the Federal Reserve Board to ease interest rates three times in late 1998 appears to have subsided, as Europe, Asia and Brazil showed signs of rebounding. These factors have helped build the expectation that the Gross Domestic Product should remain strong with at least 3% growth in both the first and second quarters of 1999. Despite this encouraging news, the Fed maintained a "wait and see" approach with regard to tightening interest rates as 1999 began to unfold.

Considering this information, we plan to take a relatively neutral approach to Investors Cash Trust portfolios' average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the funds' management is dedicated to achieving the funds' objective. Given the conditions stated above and our strategy, Investors Cash Trust should offer attractive yield potential with a high degree of stability, and continue to be an excellent place for you to invest your money.

Thank you again for your investment in Investors Cash Trust. We look forward to serving your investment needs for years to come.

[SIG]
Frank Rachwalski
Vice President and Lead Portfolio Manager

May 17, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

FUND RESULTS

For the twelve-month period ended March 31, 1999
                                        Net Yield
Government Securities Portfolio             5.08%
Treasury Portfolio                          4.92%

NOTES
The portfolios' net yield is the sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investors Cash Trust                                                          2

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
-----------------------------------------------------------
(a)Federal Farm Credit Banks
     4.87%, 4/1/99                                 $  3,500
-----------------------------------------------------------
Federal Home Loan Bank
     4.76% - 4.82%, 4/5/99 - 4/28/99                 27,217
(a)  4.80% - 7.75%, 4/1/99 - 4/5/00                  30,488
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
     4.75% - 5.02%, 4/1/99 - 5/18/99                130,780
-----------------------------------------------------------
Federal National Mortgage Association
(a)  4.51% - 5.04%, 4/6/99 - 2/23/00                 16,590
     4.76% - 4.82%, 4/5/99 - 5/24/99                102,106
-----------------------------------------------------------
(a)Student Loan Marketing Association
     5.15%, 4/6/99                                   12,993
-----------------------------------------------------------
   TOTAL SHORT-TERM NOTES--66.0%
   (average maturity: 25 days)                      323,674
-----------------------------------------------------------

(b) REPURCHASE AGREEMENTS
    (Dated 1/99 - 3/99, collateralized by Federal Home
    Loan Mortgage Corporation, Federal National
    Mortgage Association and U.S. Treasury securities)
-----------------------------------------------------------

                                                    Value
Bear, Stearns Cos., Inc.
(held at the Bank of New York)
     4.83% - 4.90%, 4/7/99 - 4/14/99               $ 78,000
-----------------------------------------------------------
CS First Boston, Inc.
     4.75% - 4.80%, 4/6/99 - 4/13/99                 54,000
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
     4.73% - 4.77%, 4/6/99 - 4/28/99                 35,000
-----------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
     4.78% - 4.81%, 4/5/99 - 4/21/99                 17,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--37.5%
(average maturity: 11 days)                         184,000
-----------------------------------------------------------

TOTAL INVESTMENTS--103.5%
(average maturity: 20 days)                         507,674
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(3.5%)              (17,547)
-----------------------------------------------------------

NET ASSETS--100%                                   $490,127
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Cash Trust                                                          3

--------------------------------------------------------------------------------
TREASURY PORTFOLIO
Investments at March 31, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
     4.97%, 4/2/99                                  $12,000
-----------------------------------------------------------
U.S. Treasury Bills
     4.37% - 4.80%, 4/1/99 - 5/13/99                 22,340
-----------------------------------------------------------
TOTAL SHORT-TERM NOTES--58.8%
(average maturity: 15 days)                          34,340
-----------------------------------------------------------
(b) REPURCHASE AGREEMENTS
    (Dated 2/99 - 3/99, collateralized by U.S. Treasury
    securities)
-----------------------------------------------------------
Dresdner Security (USA), Inc.
     4.63%, 4/21/99                                   6,000
-----------------------------------------------------------
Goldman, Sachs Group, L.P.
     4.65%, 4/7/99                                    3,000
-----------------------------------------------------------
Lehman Government Securities, Inc.
     4.65%, 4/19/99                                   2,900
-----------------------------------------------------------

                                                     Value
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    4.60% - 4.65%, 4/14/99 - 4/21/99                $ 3,800
-----------------------------------------------------------
J. P. Morgan Securities, Inc.
    4.70%, 4/7/99                                     3,000
-----------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
    4.67%, 4/12/99 - 4/19/99                          4,600
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--39.9%
(average maturity: 15 days)                          23,300
-----------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(average maturity: 15 days)                          57,640
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%           762
-----------------------------------------------------------

NET ASSETS--100%                                    $58,402
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximate principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1999. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government or U.S. Government agency securities. All collateral is held at the fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the funds so that its market value exceeds the carrying value of the repurchase agreements.

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                          4

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS CASH TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Government Securities and Treasury Portfolios, comprising Investors Cash Trust, as of March 31, 1999 the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1995. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Investors Cash Trust at March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          May 18, 1999

 Investors Cash Trust                                                          5

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES      TREASURY
ASSETS                                                                  PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                 $323,674              34,340
------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                  184,000              23,300
------------------------------------------------------------------------------------------------------
Cash                                                                          --                 621
------------------------------------------------------------------------------------------------------
Interest receivable                                                        1,217                 398
------------------------------------------------------------------------------------------------------
      Total assets                                                       508,891              58,659
------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                                             1,867                  --
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                1,984                 224
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                        12                  --
------------------------------------------------------------------------------------------------------
  Securities purchased                                                    14,493                  --
------------------------------------------------------------------------------------------------------
  Management fee                                                             208                   8
------------------------------------------------------------------------------------------------------
  Administrative services fee                                                 81                   2
------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                      18                   3
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                   101                  20
------------------------------------------------------------------------------------------------------
      Total liabilities                                                   18,764                 257
------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $490,127              58,402
------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
Shares outstanding                                                       490,127              58,402
------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                             $1.00                1.00
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                          6

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended March 31, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES          TREASURY
                                                                        PORTFOLIO                PORTFOLIO
                                                                  ---------------------          ---------
INTEREST INCOME                                                          $18,915                   3,058
----------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fee                                                             535                      89
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                                357                      59
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                      62                      10
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                     15                       5
----------------------------------------------------------------------------------------------------------
  Registration costs                                                         122                      30
----------------------------------------------------------------------------------------------------------
  Professional fees                                                           38                      10
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                    66                      17
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                   1,195                     220
----------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                            (308)                    (71)
----------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the fund                                      887                     149
----------------------------------------------------------------------------------------------------------
Net investment income                                                    $18,028                   2,909
----------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended March 31, 1999 and 1998
(in thousands)
--------------------------------------------------------------------------------

                                                               GOVERNMENT SECURITIES             TREASURY
                                                                     PORTFOLIO                  PORTFOLIO
                                                              -----------------------      --------------------
                                                                 1999          1998          1999        1998
                                                              -----------    --------      --------    --------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                         $    18,028      12,241         2,909       3,147
---------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income              (18,028)    (12,241)       (2,909)     (3,147)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND NUMBER OF
SHARES ARE THE SAME):
Shares sold                                                     1,521,330     811,717        88,458     141,213
---------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                         14,749      10,466         2,965       3,091
---------------------------------------------------------------------------------------------------------------
                                                                1,536,079     822,183        91,423     144,304
Shares redeemed                                                (1,358,146)   (678,922)     (107,311)   (133,361)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                           177,933     143,261       (15,888)     10,943
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                 312,194     168,933        74,290      63,347
---------------------------------------------------------------------------------------------------------------
End of year                                                   $   490,127     312,194        58,402      74,290
---------------------------------------------------------------------------------------------------------------

Investors Cash Trust                                                          7

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Cash Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund currently offers two series of shares (portfolios)--the Government Securities Portfolio and the Treasury Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the portfolio's investments and other assets, less liabilities, by the number of portfolio shares outstanding. Each portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the portfolio.

FEDERAL INCOME TAXES
Each portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each portfolio paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .15% of average daily net assets. During the year ended March 31, 1999, the fund incurred management fees of $245,000 after an expense waiver by Scudder Kemper.

ADMINISTRATIVE SERVICES AGREEMENT
The fund has an administrative services agreement with Kemper Distributors, Inc.
(KDI). For its services as primary administrator, the fund pays KDI an annual fee of .10% of average daily net assets. For the year ended March 31, 1999, the fund incurred administrative services fees of $416,000. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. KDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets.

Investors Cash Trust                                                          8
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $41,000 for the year ended March 31, 1999.

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the year ended March 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $35,000 to independent trustees.

EXPENSE WAIVER
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses of each portfolio to the extent that they exceed
 .25% of average daily net assets of such portfolio on an annual basis. Under this arrangement, Scudder Kemper waived $379,000 of expenses during the year ended March 31, 1999.

Investors Cash Trust                                                          9

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED MARCH 31,
                                                              ------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                                 1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                              .05       .05       .05       .06       .05
--------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .05       .05       .05       .06       .05
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      5.20%     5.50      5.30      5.74      4.74
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                           .25%      .25       .25       .25       .25
--------------------------------------------------------------------------------------------------------------
Net investment income                                             5.05%     5.37      5.17      5.57      4.72
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                           .33%      .38       .32       .32       .33
--------------------------------------------------------------------------------------------------------------
Net investment income                                             4.97%     5.24      5.10      5.50      4.64
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $490,127   312,194   168,933   230,944   176,024
--------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------
TREASURY PORTFOLIO                                             1999         1998        1997     1996         1995
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $  1.00        1.00        1.00      1.00        1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                             .05         .05         .05       .05         .05
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                           .05         .05         .05       .05         .05
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  1.00        1.00        1.00      1.00        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.03%       5.34        5.15      5.66        4.69
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                          .25%        .25         .25       .25         .25
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.92%       5.21        5.03      5.48        4.76
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                          .37%        .38         .37       .37         .39
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.80%       5.08        4.91      5.36        4.62
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $58,402      74,290      63,347   101,576      65,389
-------------------------------------------------------------------------------------------------------------------

NOTE:Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain operating expenses of the portfolios.

TAX INFORMATION

All of the dividends from the Government Securities and Treasury Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Investors Cash Trust                                                         10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Investors Cash Trust shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1.) APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND
    SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

      For                Against       Abstain
      -------------------------------------------
      Government Securities Portfolio
      166,010,498        576,205      16,916,521
      Treasury Portfolio
      25,981,156               0               0

2.) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER
    APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THESE ITEMS WERE APPROVED.

      For                Against       Abstain
      -------------------------------------------
      INVESTMENT OBJECTIVES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT POLICIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      For                Against       Abstain
      -------------------------------------------

      DIVERSIFICATION
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      BORROWING
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      SENIOR SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      CONCENTRATION
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      UNDERWRITING OF SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN REAL ESTATE
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      PURCHASE OF COMMODITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

Investors Cash Trust                                                         11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      For                Against       Abstain
      -------------------------------------------
      LENDING
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      MARGIN PURCHASES AND SHORT SALES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      PURCHASES OF SECURITIES OF RELATED
        ISSUERS
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      PLEDGING OF ASSETS
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      RESTRICTED AND ILLIQUID SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      PURCHASES OF SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      PURCHASES OF PUTS AND CALLS
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      For                Against       Abstain
      -------------------------------------------

      INVESTMENT FOR THE PURPOSE OF
      EXERCISING CONTROL OR MANAGEMENT
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN MINERAL EXPLORATION
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN ISSUERS WITH SHORT
        HISTORIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN OTHER INVESTMENT
        COMPANIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN NON-US GOVERNMENT
        SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT OTHER THAN IN ACCORDANCE
      WITH OBJECTIVE AND POLICIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

      INVESTMENT IN MUNICIPAL SECURITIES
      Government Securities Portfolio
      159,064,715        7,484,712     16,953,793
      Treasury Portfolio
      22,570,321         1,142,746      2,268,089

                                          INVESTORS
                                          CASH TRUST

                                          ANNUAL REPORT
                                          March 31, 1999

                                          - Government Securities Portfolio
                                          - Treasury Portfolio

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

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ICT-2 1076560 6/1/99         (LOGO)printed on recycled paper